Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset [abstract]
Noncurrent Derivative Financial Assets	$ 1,265	$ 2,476	$ 1,365
Non-current financial investments	3,346	4,083	3,600
Prepayments and financial receivables	1,087	861	1,214
Trade and other receivables	17,927	8,232	8,233
Current Derivative Financial Assets	5,131	886	578
Current financial investments	21,246	11,865
Cash and cash equivalents	14,126	6,757	$ 5,177
Total	64,128	35,159
Classification correction [Member]
Asset [abstract]
Prepayments and financial receivables		32
Non-financial assets [member]
Asset [abstract]
Prepayments and financial receivables	380	396
Trade and other receivables	736	814
Total	1,116	1,210
Amortised cost [member]
Asset [abstract]
Non-current financial investments	253	261
Prepayments and financial receivables	707	465
Trade and other receivables	17,192	7,418
Current financial investments	20,946	11,649
Cash and cash equivalents	11,412	6,264
Total	50,510	26,057
Financial assets at fair value through profit or loss, category [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	1,265	2,476
Non-current financial investments	3,093	3,822
Current Derivative Financial Assets	5,131	886
Current financial investments	300	216
Cash and cash equivalents	2,714	492
Total	$ 12,503	$ 7,892